Cash and Cash Equivalents (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 10, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 2,588,207	$ 2,744,457	$ 2,857,587		$ 3,452,917
Cash on hand	135,436	238,937	353,214		990,323
Time deposits	$ 2,452,771	$ 2,505,520	$ 2,504,373		$ 2,462,594
Minimum [Member]
Percentage of Interest rate for time deposits		2.95%		2.95%
Maximum [Member]
Percentage of Interest rate for time deposits		3.25%		3.25%